Schedule II - Valuation and Qualifying Accounts (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Valuation And Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	$ 63	$ 62	$ 62
Charged to Costs and Expenses	21	17	12
Charged to Other Accounts	2	1	2
Deductions	(20)	(17)	(14)
Balance at End of Period	66	63	62
Accounts Receivable [Member]
Valuation And Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	15	13	9
Charged to Costs and Expenses	8	6	6
Charged to Other Accounts	1		1
Deductions	(9)	(4)	(3)
Balance at End of Period	15	15	13
Inventory Reserve [Member]
Valuation And Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	38	40	45
Charged to Costs and Expenses	14	9	5
Charged to Other Accounts	1		1
Deductions	(9)	(11)	(11)
Balance at End of Period	44	38	40
Net Investment in Sales-Type Leases [Member]
Valuation And Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	10	9	8
Charged to Costs and Expenses	(1)	2	1
Charged to Other Accounts		1
Deductions	(2)	(2)
Balance at End of Period	$ 7	$ 10	$ 9